Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,558.5	$ 1,555.5
Accumulated depreciation and amortization	(1,027.5)	(1,006.5)
Property and equipment, net	531.0	549.0
Amortization	19.6	20.7	$ 20.3
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	51.4	56.3
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	196.4	192.8
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	187.5	181.3
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	394.5	369.4
Capitalized software(a)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	179.1	183.6
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 549.6	$ 572.1